UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS
(Exact name of registrant as specified in charter)

     2691 Route 9, Suite 102, Malta, NY 12020
(Address of principal executive offices) (Zip code)

John B. Walthausen Walthausen Funds
2691 Route 9, Suite 102, Malta, NY 12020
(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: July 31, 2020

Item 1. Reports to Stockholders.

WALTHAUSEN SMALL CAP VALUE FUND

INSTITUTIONAL CLASS TICKER WFICX
INVESTOR CLASS TICKER WSCVX

For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT
July 31, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or send-
ing an email request. Your election to receive reports in paper will apply to all funds held with the fund com-
plex/your financial intermediary.

Walthausen Small Cap Value Fund Semi-Annual Report July 31, 2020

Dear Fellow Shareholders,

No point in putting lipstick on the pig! I have been commenting for quite a while on the tide of investment money running in favor of the very large growth stocks. That tide is still running. We applaud and are comforted by the numerous articles which point out the disparity of valuation between growth and value stocks has never been greater. If you want to read a very comprehensive but readable analysis, I refer you to Robert Arnott’s “Reports of Value’s Death May be Greatly Exaggerated”. He looks at the variety of valuation factors and analyses proposed causes of Value’s demise and reaches the clear conclusion that growth stocks have never been so overvalued. Yet, the march of growth stocks continues unchecked, and as growth works, we witness the steady sucking of capital out of value funds. Adam Smith’s fabled “invisible hand” which we are taught will guide markets to rational decisions is vacationing somewhere and apparently stymied by the pandemic and cannot get back. Well folks, let’s pull back the curtain. The market is driven by the enthusiasms of people. A commonsense investor yesterday asked me “well when will this reverse”? I am not sure but my experience in similar circumstances is not until the last value investor has capitulated or retreated into silence. Then, when there are no more investors coming on the sidelines ready to buy more growth stocks, and when the market is being stuffed with IPOs of declining quality, will the market shift? I leave it to you dear reader to decide whether we are close.

In this environment, we find it difficult to show the strong performance that we enjoyed in the Fund’s earlier years. The basics of stock markets are remarkably simple. What keeps a stock alive? It lives on buyers. If there are buyers around they will be sniffing around for new stocks to buy; then they buy and the stock goes up. Our art has always been to apply diligent and thoughtful analysis to finding those stocks that will attract buyers. That has brought us good returns over the long term, but now with money continuing to be allocated away from small cap value as investors have learned that growth is all that matters, and profitability is of marginal value, our results have suffered. It is not that we do not have stocks that have appreciated nicely, but the fact is that most of our holdings have languished. The net result is that for the six months ended July 31, our fund returned -17.45% for the investor class compared to -17.47% for our benchmark, the Russell 2000 Value Index.

We are not satisfied with these results. We continue to tighten our process but we have not abandoned our core belief. We do know that the stocks of companies where they are showing improving profitability, have a clear ability to reinvest excess capital, and are selling at a discount valuation, will do well over the long run. We are in it for the long run.

Regards,

John B. Walthausen CFA
Chief Investment Officer, Portfolio Manager

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC –Garden City, NY 11530.

2020 Semi-Annual Report 1

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/2020 Investor Class NAV $15.52
7/31/2020 Institutional Class NAV $15.57

AVERAGE ANNUAL RATE OF RETURN (%) FOR THE PERIODS ENDED JULY 31, 2020

	1 Year(A)	3 Years(A)	5 Years(A)	10 Years(A)
Walthausen Small Cap Value Fund- Investor Class	-16.85%	-6.07%	0.50%	7.49%
Russell 2000® Value Index(B)	-15.19%	-3.90%	2.24%	7.30%

		Since
	1 Year(A)	Inception(A)
Walthausen Small Cap Value Fund - Institutional Class	-16.61%	-3.11%
Russell 2000® Value Index(B)	-15.19%	-2.83%

Annual Fund Operating Expense Ratios (from 6/1/2020 Prospectus):

Institutional Class - Gross 1.30%, Net 0.98% Investor Class - Gross 1.30%, Net 1.21%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional and Investor Classes. Absent that arrangement, the performance of the Classes would have been lower.

Each Class’s expense ratios for the six month period ended July 31, 2020 can be found in the financial highlights included in this report. Both share classes have a 2.00% redemption fee on shares redeemed within 90 days of purchase or less.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because (a) the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds; and (b) the impact of breakpoints in expenses charged and the application of waivers as described in Note 4.

(A)1 Year, 3 Years, 5 Years, 10 Years and Since Inception returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Small Cap Value Fund Investor Class was February 1, 2008. Institutional Class commenced operations on December 31, 2018.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2020 Semi-Annual Report 2

WALTHAUSEN SMALL CAP VALUE FUND (Unaudited)

                               WALTHAUSEN SMALL CAP VALUE FUND
                                        by Sectors as of July 31, 2020
                              (as a percentage of Total Common Stocks)

AVAILABILITY OF QUARTERLY SCHEDULE OF INVESTMENTS (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

PROXY VOTING GUIDELINES (Unaudited)

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2020 Semi-Annual Report 3

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2020 and held through July 31, 2020.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Investor Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2020
	February 1, 2020	July 31, 2020	to July 31, 2020

Actual	$1,000.00	$825.53	$5.49

Hypothetical	$1,000.00	$1,018.85	$6.07
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.21%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2020 Semi-Annual Report 4

Institutional Class

			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2020
	February 1, 2020	July 31, 2020	to July 31, 2020

Actual	$1,000.00	$826.87	$4.45

Hypothetical	$1,000.00	$1,019.99	$4.92
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 0.98%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2020 Semi-Annual Report 5

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Blankbooks, Looseleaf Binders & Bookbindg & Relatd Work
104,050	Deluxe Corporation	$2,937,332	1.62%
Broadwoven Fabric Mils, Man Made Fiber & Silk
49,380	Albany International Corp. - Class A	2,374,190	1.31%
Canned, Fruits, Vegetables, Preserves, Jams & Jellies
407,307	Landec Corporation *	3,844,978	2.12%
Construction - Special Trade Contractors
142,790	Ameresco, Inc. - Class A *	3,952,427	2.18%
Crude Petroleum & Natural Gas
680,450	Southwestern Energy Company *	1,653,494	0.91%
Deep Sea Foreign Transportation of Freight
71,210	SEACOR Holdings Inc. *	2,070,787	1.14%
Electric, Gas & Sanitary Services
1,541,100	Atlantic Power Corporation *	3,020,556	1.67%
Electric Lighting & Wiring Equipment
111,960	AZZ Inc.	3,535,697	1.95%
Electromedical & Electrotherapeutic Apparatus
50,670	Natus Medical Incorporated *	941,449	0.52%
Electronic Components & Accessories
133,369	Vishay Intertechnology Inc.	2,092,560	1.16%
Electronic Connectors
44,070	Methode Electronics, Inc. - Class A	1,242,774	0.69%
Fats & Oils
236,350	Darling Ingredients Inc. *	6,601,255	3.65%
Heavy Construction Other Than Building Construction - Contractors
521,866	Great Lakes Dredge & Dock Corporation *	4,362,800
530,305	Williams Industrial Services Group Inc. *	694,700
		5,057,500	2.80%
Household Audio & Video Equipment
130,650	Knowles Corporation *	1,993,719
106,878	Universal Electronics Inc. *	4,923,869
		6,917,588	3.82%
Household Furniture
162,213	Kimball International, Inc. - Class B	1,774,610	0.98%
Instruments for Measuring & Testing of Electricity & Electric Signals
73,777	Allied Motion Technologies, Inc.	2,781,393	1.54%
Metal Cans
118,780	Silgan Holdings Inc.	4,543,335	2.51%
Metal Forgings & Stampings
94,658	Materion Corporation	5,435,262	3.00%
Miscellaneous Electrical Machinery, Equipment & Supplies
61,627	Atkore International Group Inc. *	1,643,592	0.91%
Motors & Generators
29,200	Regal Beloit Corporation	2,685,524	1.48%
National Commercial Banks
109,101	Camden National Corporation	3,457,411
63,378	City Holding Company	3,958,590
72,570	Community Bank System Inc.	4,080,611
117,740	NBT Bancorp Inc.	3,507,475
68,624	Pinnacle Financial Partners, Inc.	2,718,883
		17,722,970	9.79%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 6

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Office Furniture (No Wood)
91,870	HNI Corporation	$2,728,539	1.51%
Operative Builders
43,629	M/I Homes, Inc. *	1,816,275	1.00%
Ordnance & Accessories, (No Vehicles/Guided Missiles)
314,673	Vista Outdoor Inc. *	5,396,642	2.98%
Printed Circuit Boards
200,189	Kimball Electronics, Inc. *	2,658,510
37,830	Sanmina Corporation *	1,122,794
		3,781,304	2.09%
Pulp Mills
443,041	Mercer International Inc. (Canada)	3,300,655	1.82%
Railroad Equipment
314,140	Freightcar America, Inc.	502,624	0.28%
Retail - Catalog & Mail-Order Houses
91,170	PC Connection, Inc. *	3,984,129	2.20%
Retail - Retail Stores, NEC
63,960	1-800-Flowers.com, Inc. - Class A *	1,806,870	1.00%
Sanitary Services
164,166	Heritage-Crystal Clean, Inc. *	2,286,832	1.26%
Savings Institution, Federally Chartered
164,993	OceanFirst Financial Corp.	2,527,693	1.40%
Semiconductors & Related Devices
160,730	Kulicke and Soffa Industries, Inc. (Singapore)	3,809,301	2.11%
Services - Equipment Rental & Leasing, NEC
60,773	McGrath RentCorp	3,526,049	1.95%
Services - Help Supply Services
273,810	Kelly Services, Inc. - Class A	4,055,126	2.24%
Services - Management Consulting Services
125,190	The Hackett Group, Inc.	1,726,370	0.95%
Services - Specialty Outpatient Facilities, NEC
70,200	BioTelemetry, Inc. *	2,987,712	1.65%
Services - To Dwellings & Other Buildings
108,243	ABM Industries Incorporated	3,885,924	2.15%
Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
48,153	Stepan Company	5,258,308	2.91%
State Commercial Banks
95,750	Bryn Mawr Bank Corp.	2,493,330
125,110	First Bancorp	2,584,773
100,489	First Financial Corporation	3,359,347
44,315	Great Southern Bancorp, Inc.	1,598,442
62,559	Heartland Financial USA, Inc.	1,954,343
86,895	Lakeland Financial Corporation	3,845,973
108,050	Stock Yards Bancorp, Inc.	4,223,674
95,810	TriCo Bancshares	2,682,680
		22,742,562	12.57%
Title Insurance
90,740	Stewart Information Services Corporation	3,806,543	2.10%
Truck & Bus Bodies
119,311	Miller Industries, Inc.	3,382,467	1.87%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 7

Walthausen Small Cap Value Fund
		Schedule of Investments
		July 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Wholesale - Farm Product Raw Materials
87,810	The Andersons, Inc.	$1,248,658	0.69%
Wholesale - Industrial Machinery & Equipment
58,920	DXP Enterprises, Inc. *	994,570
88,400	Systemax Inc.	1,981,044
		2,975,614	1.64%
Total for Common Stocks (Cost $151,062,193)		170,365,470	94.12%
REAL ESTATE INVESTMENT TRUSTS
445,070	UMH Properties, Inc.	5,474,361	3.03%
	(Cost $6,074,973)
MONEY MARKET FUNDS
5,567,824	Fidelity Investments Money Market Government Portfolio -
	Class I 0.05% **	5,567,824	3.08%
	(Cost $5,567,824)
Total Investment Securities		181,407,655	100.23%
	(Cost $162,704,990)
Liabilities in Excess of Other Assets		(422,900)	-0.23%
Net Assets		$180,984,755	100.00%

* Non-Income Producing Securities. ** The rate shown represents the 7-day yield at July 31, 2020. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 8

Walthausen Small Cap Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2020

Assets:
Investment Securities at Fair Value	$181,407,655
(Cost $162,704,990)
Receivable for Dividends	122,979
Receivable for Shareholder Subscriptions	69,150
Total Assets	181,599,784
Liabilities:
Payable for Securities Purchased	198,316
Payable for Shareholder Redemptions	247,575
Payable to Advisor for Management Fees (Note 4)	152,698
Payable to Advisor for Service Fees (Note 4)	16,440
Total Liabilities	615,029
Net Assets	$180,984,755
Net Assets Consist of:
Paid In Capital	$182,642,259
Accumulated Deficit	(1,657,504)
Net Assets	$180,984,755

Investor Class
Net Assets	$79,634,657
Shares Outstanding
(Unlimited shares authorized)	5,130,444
Net Asset Value and Offering Price Per Share	$15.52
Redemption Price Per Share ($15.52 x 0.98) (Note 2)	$15.21

Institutional Class
Net Assets	$101,350,098
Shares Outstanding
(Unlimited shares authorized)	6,511,061
Net Asset Value and Offering Price Per Share	$15.57
Redemption Price Per Share ($15.57 x 0.98) (Note 2)	$15.26

Statement of Operations (Unaudited)
For the six month period ended July 31, 2020

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$1,865,699
Total Investment Income	1,865,699
Expenses:
Management Fees (Note 4)	1,047,490
Service Fees (Note 4)	361,327
Total Expenses	1,408,817
Less: Waived Management and Service Fees (Note 4)	(260,465)
Net Expenses	1,148,352
Net Investment Income (Loss)	717,347
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(7,317,274)
Net Change In Unrealized Appreciation (Depreciation) on Investments	(53,231,570)
Net Realized and Unrealized Gain (Loss) on Investments	(60,548,844)
Net Increase (Decrease) in Net Assets from Operations	$(59,831,497)

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 9

Walthausen Small Cap Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2020		2/1/2019
	to		to
	7/31/2020		1/31/2020
From Operations:
Net Investment Income (Loss)	$717,347		$1,562,214
Net Realized Gain (Loss) on Investments	(7,317,274)		(5,454,423)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(53,231,570)		15,170,706
Increase (Decrease) in Net Assets from Operations	(59,831,497)		11,278,497
From Distributions to Shareholders:
Investor Class	-		(4,867,473)
Institutional Class	-		(2,328,587)
Change in Net Assets from Distributions	-		(7,196,060)
From Capital Share Transactions:
Proceeds From Sale of Shares
Investor Class	7,944,780		28,288,192
Institutional Class	21,929,455	(a)	153,093,594	(b)
Proceeds From Redemption Fees (Note 2)
Investor Class	3,224		5,509
Institutional Class	2,881		8,536
Shares Issued on Reinvestment of Dividends
Investor Class	-		4,600,838
Institutional Class	-		2,299,930
Cost of Shares Redeemed
Investor Class	(69,906,355)	(a)	(283,992,233)	(b)
Institutional Class	(28,991,621)		(28,499,625)
Net Increase (Decrease) from Shareholder Activity	(69,017,636)		(124,195,259)
Net Increase (Decrease) in Net Assets	(128,849,133)		(120,112,822)
Net Assets at Beginning of Period	309,833,888		429,946,710
Net Assets at End of Period	$180,984,755		$309,833,888

Share Transactions:
Issued
Investor Class	555,891		1,489,321
Institutional Class	1,496,234	(c)	7,990,740	(d)
Reinvested
Investor Class	-		231,198
Institutional Class	-		115,458
Redeemed
Investor Class	(4,873,805)	(c)	(14,843,932)	(d)
Institutional Class	(2,005,846)		(1,499,486)
Net Increase (Decrease) in Shares	(4,827,526)		(6,516,701)

(a) Includes $37,721 of exchanges from Investor Class to Institutional Class.
(b) Includes $83,222,311 of exchanges from Investor Class to Institutional Class.
(c) Includes the exchange of 2,002 shares from Investor Class to 1,999 shares of Institutional Class.
(d) Includes the exchange of 4,300,967 shares from Investor Class to 4,299,326 shares of Institutional Class.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 10

Walthausen Small Cap Value Fund

Financial Highlights - Investor Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2020		2/1/2019		2/1/2018		2/1/2017		2/1/2016		2/1/2015
	to		to		to		to		to		to
	7/31/2020		1/31/2020		1/31/2019		1/31/2018		1/31/2017		1/31/2016
Net Asset Value -
Beginning of Period	$18.80		$18.71		$23.87		$22.12		$15.87		$20.88
Net Investment Income (Loss) (a)	0.04		0.07		(0.02)		(0.07)		(0.01)		0.06
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(3.32)		0.43		(2.74)		2.99		6.90		(3.25)
Total from Investment Operations	(3.28)		0.50		(2.76)		2.92		6.89		(3.19)
Distributions (From Net Investment Income)	-		(0.02)		-		-		(0.01)		(0.05)
Distributions (From Capital Gains)	-		(0.39)		(2.40)		(1.17)		(0.63)		(1.77)
Total Distributions	-		(0.41)		(2.40)		(1.17)		(0.64)		(1.82)
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$15.52		$18.80		$18.71		$23.87		$22.12		$15.87
Total Return (c)	(17.45)%	*	2.55%		(10.27)%		13.22%		43.33%		(16.27)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$79,635		$177,627		$422,206		$621,122		$605,575		$494,712
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.34%	**	1.30%		1.27%		1.26%		1.27%		1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.43%	**	0.27%		-0.09%		-0.32%		-0.05%		0.27%
After Reimbursement (d)
Ratio of Expenses to Average Net Assets	1.21%	**	1.21%		1.27%		1.26%		1.27%		1.25%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.56%	**	0.36%		-0.09%		-0.32%		-0.05%		0.27%
Portfolio Turnover Rate	26.68%	*	56.71%		45.51%		45.20%		39.17%		53.20%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(d) Effective December 31, 2018, the Advisor has agreed to waive a portion of its service fees and management fees
(See Note 4).

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 11

Walthausen Small Cap Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2020		2/1/2019		12/31/2018*
	to		to		to
	7/31/2020		1/31/2020		1/31/2019
Net Asset Value -
Beginning of Period	$18.83		$18.70		$16.71
Net Investment Income (Loss) (a)	0.06		0.11		- +
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(3.32)		0.43		1.99
Total from Investment Operations	(3.26)		0.54		1.99
Distributions (From Net Investment Income)	-		(0.02)		-
Distributions (From Capital Gains)	-		(0.39)		-
Total Distributions	-		(0.41)		-
Proceeds from Redemption Fee (Note 2)	-	+	-	+	-
Net Asset Value -
End of Period	$15.57		$18.83		$18.70
Total Return (c)	(17.31)%	**	2.80%		11.91%	**
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$101,350		$132,207		$7,741
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	***	1.30%		1.37%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.44%	***	0.23%		-0.23%	***
After Reimbursement
Ratio of Expenses to Average Net Assets	0.98%	***	0.98%		0.98%	***
Ratio of Net Investment Income (Loss) to Average Net Assets	0.81%	***	0.55%		0.16%	***
Portfolio Turnover Rate	26.68%	**	56.71%		45.51%	**

* Commencement of Class.
** Not Annualized.
*** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the
Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 12

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SMALL CAP VALUE FUND
July 31, 2020
(UNAUDITED)

1.) ORGANIZATION
Walthausen Small Cap Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on January 14, 2008. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. The Fund currently offers Investor Class shares and Institutional Class shares. The Fund’s Investor Class shares commenced operations on February 1, 2008 and Institutional Class shares commenced operations on December 31, 2018. As of July 31, 2020, there are two series authorized by the Trust. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The classes differ principally in their respective distribution expenses and arrangements. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2020, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2020, proceeds from redemption fees amounted to $3,224 and $2,881, respectively, for Investor Class and Institutional Class.

2020 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

2020 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2020:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$170,365,470	$0	$0	$170,365,470
Real Estate Investment Trusts	5,474,361	0	0	5,474,361
Money Market Funds	5,567,824	0	0	5,567,824
Total	$181,407,655	$0	$0	$181,407,655

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2020.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2020.

2020 Semi-Annual Report 15

Notes to Financial Statements (Unaudited) - continued

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Board, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 1.00% of the average daily net assets of the Fund.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor is obligated to pay the operating expenses of the Fund excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million.

Effective December 31, 2018, the Advisor has contractually agreed to waive Services Agreement fees and Management fees to the extent necessary to maintain total annual operating expenses of the Investor Class Shares and Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.21% and 0.98% respectively, of its average daily net assets through May 31, 2021. The Advisor may not terminate the fee waiver before May 31, 2021.

For the six month period ended July 31, 2020, the Advisor earned management fees totaling $1,047,490, of which $152,698 was due to the Advisor at July 31, 2020. For the same period, the Advisor earned service fees of $361,327, of which $16,440 was due to the Advisor at July 31, 2020. Service and management fees in the amounts of $69,662 and $190,803 were waived with no recapture provision for the six month period ended July 31, 2020 for the Investor and Institutional Classes, respectively.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $4,000, for a total of $12,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2020 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $56,858,060 and $124,130,115, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

6.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of July 31, 2020, NFS, LLC located in New York, New York, for the benefit of its clients, held, in aggregate, 66.39% of the shares of the Fund, and therefore may be deemed to control the Fund.

7.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2020 was $162,704,990. At July 31, 2020, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$38,681,636	($19,978,971)	$18,702,665

2020 Semi-Annual Report 16

Notes to Financial Statements (Unaudited) - continued

The tax character of distributions for Investor Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2020	January 31, 2020
Ordinary Income .	$ –	$ 234,720
Long-Term Capital Gain	–	4,632,753
	$ –	$ 4,867,473

The tax character of distributions for Institutional Class was as follows:

	Six Months Ended	Fiscal Year Ended
	July 31, 2020	January 31, 2020
Ordinary Income .	$ –	$ 138,426
Long-Term Capital Gain	–	2,190,161
	$ –	$ 2,328,587

8.) CONCENTRATION OF SECTOR RISK
If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2020, the Fund had 27.27% and 25.86% of the value of its net assets invested in stocks within the Industrial and Financials sectors, respectively.

9.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

10.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2020 Semi-Annual Report 17

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Small Cap Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SMALL CAP VALUE FUND 2691 Route 9, Suite 102 Malta, NY 12020

WALTHAUSEN SELECT VALUE FUND

INSTITUTIONAL CLASS TICKER WSVIX
For Investors Seeking Long-Term Capital Appreciation

SEMI-ANNUAL REPORT July 31, 2020

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by calling or sending an email request.

You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or send-
ing an email request. Your election to receive reports in paper will apply to all funds held with the fund com-
plex/your financial intermediary.

Walthausen Select Value Fund Semi-Annual Report July 31, 2020

Dear Fellow Shareholders,

We are taught that the professional investor is searching to find businesses where the improvement of, or, growth of sales, earnings and cash flow will fund future growth capital requirements and dividends and is trading at a valuation that doesn’t recognize the full effect of this improvement or growth. An unstated backdrop is that this is carried out with an unemotional, fully rational mindset. Let’s call this calm-minded assertive investing. We wish this were the case today. As small cap value investors, we are turning over stones every day looking for that nugget of a company where improvement is seen just ahead but the market isn’t aware. Upon investing in these opportunities, our success depends upon other investors recognizing what we have found and bidding up the share price once they have determined that they want to participate in the company’s improvement.

We must have been absent the day they taught investing during a pandemic as that is not the case today. Equity investing today is taking place in a bubble of fear. Large cap growth investors fearing underperformance and are all buying the same five large companies. Many fear that nothing good will come to any company until a vaccine is found. These investors are buying clinical pharmaceutical and biotech companies even though they have never produced meaningful earnings. In some cases, they have never produced a meaningful product! There is fear due to politics (stay away from some healthcare companies due to Affordable Care Act legal challenges), fear due to US - China economic challenges (stay away from many tech stocks), fear a of deep recession and bankruptcies (don’t buy financial companies).

We can’t remember the last time someone called with a recommendation based upon a positive view of the business’ direction. Most investing today is fear based defensive posturing (don’t even get me started on football’s prevent defense). And as presented above, our value focused process relies upon a calm-minded assertive investing environment. At some point, the market will get its collective legs back under it, come to terms with the economic outlook and get back to looking for those nuggets under the rocks. And when they do, we have a full portfolio for them to choose from. Until then, we are going to deal with what the market is giving us and fight our hardest to produce winning returns.

For the six months ending July 31, 2020, the Fund underperformed the Russell 2000 Value benchmark by 97 basis points with a return of -18.44% versus the benchmark return of -17.47% . It was a difficult six months to say the least. The onset of the pandemic caught us by surprise and we held a few companies that were bad choices for a stay at home, quarantine environment. Our worst performer for the period was Wyndham Destinations, a timeshare property company. Its pretty easy to figure out that a company who depends upon selling vacation opportunities, most of which require flying to get to, wouldn’t be the type of business to own during a pandemic. Another poor performer was AMN Healthcare. AMN provides staffing solutions (nurses) for healthcare facilities and hospitals. At first glance this would seem like a good business to be part of during a healthcare crisis, however, as all elective and non-critical hospital admittances were cancelled, and hospitals were having to

2020 Semi-Annual Report 1

enact extreme protocols for who could enter, the business of temporary or traveling nurses came to a halt. Moog Inc., a diversified designer and manufacturer of precision motion controls, performed poorly as a significant portion of their revenues are derived from airplane manufacturers and maintenance facilities.

We did have our fair share of successes, too. Our strongest contributor was Merit Medical Systems, Inc. Merit is a manufacturer of single use medical devices used in cardiovascular and endoscopy procedures. There was a call on some of their products due to the Covid emergency that helped an already improving business model. Maximus, Inc, a government service provider, that does a lot of work for the Health and Human Services department of the federal government, saw a large call on their services as a result of the Covid emergency.

While not satisfied with these results, we are staunch in our conviction that our long-term focus and diligent analysis is the formula that will win in the long-term. However, the market isn’t always accommodative to our style. We experienced similar trials during the Tech Bubble and again during the Great Financial Crisis. We maintained our fortitude and patience then and we were rewarded for it. With those experiences under our belt, we are confident in tomorrow.

Regards,

Gerard S. E. Heffernan, Jr., CFA

Past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-925-8428.

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. To obtain a copy of the Fund’s prospectus, please visit our website at www.walthausenfunds.com or call 1-888-925-8428 and a copy will be sent to you free of charge. Distributed by Rafferty Capital Markets, LLC –Garden City, NY 11530.

2020 Semi-Annual Report 2

WALTHAUSEN SELECT VALUE FUND (Unaudited)

PERFORMANCE INFORMATION

7/31/2020 Institutional Class NAV $9.60

TOTAL ANNUAL RETURNS (%) AS OF JULY 31, 2020

				Since
	1 Year(A)	3 Years(A)	5 Years(A)	Inception(A)
Walthausen Select Value Fund - Institutional Class	-12.77%	-1.15%	2.11%	6.83%
Russell 2000® Value Index(B)	-15.91%	-3.90%	2.24%	5.67%
Russell 2500® Value Index(C)	-13.52%	-1.89%	2.76%	6.83%

Annual Fund Operating Expense Ratios (from 6/1/20 Prospectus): Institutional Class - Gross 1.35%, Net 1.10%

The Advisor reimbursed and/or waived certain expenses of the Fund’s Institutional Class. Absent these arrangements, the performance of the Class would have been lower. The Fund imposes a 2.00% redemption fee on all shares redeemed within 90 days of purchase or less.

The Fund’s expense ratio for the six month period ended July 31, 2020 can be found in the financial highlights included in this report.

The Annual Fund Operating Expense Ratios reported above may not correlate to the expense ratios in the Fund’s financial highlights because the financial highlights include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in acquired funds.

(A)1 Year, 3 Years, 5 Years and Since Inception returns include changes in share prices and in each case includes reinvestment of any dividends and capital gain distributions. The inception date of the Walthausen Select Value Fund was December 27, 2010.

(B)The Russell 2000® Value Index (whose composition is different from that of the Fund) is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks. Investors cannot directly invest in an index.

(C)The Russell 2500® Value Index (whose composition is different from that of the Fund) measures the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer of the small to mid-cap value market. The Index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small to mid-cap opportunity set and that the represented companies continue to reflect value characteristics. Investors cannot directly invest in an index.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-925-8428. THE FUND’S DISTRIBUTOR IS RAFFERTY CAPITAL MARKETS, LLC.

2020 Semi-Annual Report 3

WALTHAUSEN SELECT VALUE FUND (Unaudited)

WALTHAUSEN SELECT VALUE FUND by Sectors as of July 31, 2020 (as a percentage of Total Common Stock)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.

Proxy Voting Guidelines

Walthausen & Co., LLC, the Fund’s investment advisor (“Advisor”), is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge on the Fund’s website at www.walthausenfunds.com. It is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30th, is available without charge, upon request, by calling our toll free number (1-888-925-8428). This information is also available on the SEC’s website at http://www.sec.gov.

2020 Semi-Annual Report 4

EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs such as redemption fees and IRA maintenance fees, and (2) ongoing costs, including management fees, service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in the Fund on February 1, 2020 and held through July 31, 2020.

Actual Expenses

The first line of each table below provides information about actual account values and actual expenses. Additionally, although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Ultimus Fund Solutions, LLC, the Fund’s transfer agent. If shares are redeemed within 90 days of purchase from the Fund, the shares are subject to a 2% redemption fee. You will be charged an annual maintenance fee of $15 for each tax deferred account you have with the Fund (“IRA maintenance fees”). To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes management fees, service fees and other Fund expenses. However, the example does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of each table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, IRA maintenance fees described above or expenses of underlying funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class
			Expenses Paid
	Beginning	Ending	During the Period*
	Account Value	Account Value	February 1, 2020
	February 1, 2020	July 31, 2020	to July 31, 2020

Actual	$1,000.00	$815.63	$4.97

Hypothetical	$1,000.00	$1,019.39	$5.52
(5% annual return
before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.10%, multiplied by the aver- age account value over the period, multiplied by 182/366 (to reflect the one-half year period).

2020 Semi-Annual Report 5

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Electric & Other Services Combined
4,440	NorthWestern Corporation	$249,794	2.62%
Electrical Work
4,820	EMCOR Group, Inc.	330,170	3.46%
Fats & Oils
11,900	Darling Ingredients Inc. *	332,367	3.49%
Fire, Marine & Casualty Insurance
5,325	AMERISAFE, Inc.	337,925
6,960	AXIS Capital Holdings Limited (Bermuda)	279,235
		617,160	6.48%
Leather & Leather Products
17,270	Tapestry, Inc.	230,727	2.42%
Life Insurance
2,450	Primerica, Inc.	293,167	3.08%
Measuring & Controlling Devices, NEC
8,920	Onto Innovation Inc. *	337,354	3.54%
Miscellaneous General Merchandise Stores
1,560	Casey's General Stores, Inc.	248,337	2.61%
Miscellaneous Industrial & Commercial Machinery & Equipment
4,205	Moog Inc. - Class A	225,893	2.37%
Mobile Homes
1,590	Cavco Industries, Inc. *	318,525	3.34%
Motor Vehicle Parts & Accessories
2,390	LCI Industries	300,662	3.16%
Motor Vehicles & Passenger Car Bodies
3,170	Oshkosh Corporation	249,542	2.62%
National Commercial Banks
14,350	PacWest Bancorp	262,246
25,080	Sterling Bancorp	282,150
11,400	WSFS Financial Corporation	325,242
		869,638	9.12%
Operative Builders
6,802	M.D.C. Holdings, Inc.	304,934	3.20%
Poultry Slaughtering and Processing
2,558	Sanderson Farms, Inc.	285,204	2.99%
Pumps & Pumping Equipment
4,790	ITT Inc.	276,527	2.90%
Rolling Drawing & Extruding of Nonferrous Metals
8,800	Mueller Industries, Inc.	246,048	2.58%
Services - Business Services, NEC
3,930	MAXIMUS, Inc.	291,645	3.06%
Services - Equipment Rental & Leasing, NEC
4,850	McGrath RentCorp	281,397	2.95%
Services - Hospitals
4,820	Encompass Health Corporation	328,146	3.44%
Services - Prepackaged Software
6,830	National Instruments Corporation	242,465	2.54%
State Commercial Banks
11,090	Columbia Banking System, Inc.	320,834
10,560	CVB Financial Corp.	190,819
		511,653	5.37%

* Non-Income Producing Securities. The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 6

Walthausen Select Value Fund
		Schedule of Investments
		July 31, 2020 (Unaudited)
Shares		Fair Value	% of Net Assets
COMMON STOCKS

Surety Insurance
8,540	Essent Group Ltd. (Bermuda)	$305,988	3.21%
Surgical & Medical Instruments & Apparatus
6,710	Merit Medical Systems, Inc. *	300,071	3.15%
Title Insurance
5,140	First American Financial Corporation	262,191	2.75%
Transportation Services
2,290	GATX Corporation	139,667	1.47%
Water Supply
2,470	American States Water Company	189,894	1.99%
Water Transportation
4,470	Kirby Corporation *	206,693	2.17%
Wholesale - Petroleum & Petroleum Products (No Bulk Stations)
11,400	World Fuel Services Corporation	268,242	2.81%
Total for Common Stocks (Cost $8,220,940)		9,044,101	94.89%
REAL ESTATE INVESTMENT TRUSTS
15,640	Industrial Logistics Properties Trust	330,160	3.47%
	(Cost $327,794)
MONEY MARKET FUNDS
153,756	Fidelity Investments Money Market Government Portfolio -
	Class I 0.05% **	153,756	1.61%
	(Cost $153,756)
Total Investment Securities		9,528,017	99.97%
	(Cost $8,702,490)
Other Assets in Excess of Liabilities		2,974	0.03%
Net Assets		$9,530,991	100.00%

* Non-Income Producing Securities. ** The yield rate shown represents the 7-day yield at July 31, 2020.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 7

Walthausen Select Value Fund

Statement of Assets and Liabilities (Unaudited)
July 31, 2020

Assets:
Investment Securities at Fair Value	$9,528,017
(Cost $8,702,490)
Receivable for Dividends	8,240
Receivable for Shareholder Subscriptions	3,470
Total Assets	9,539,727
Liabilities:
Payable to Advisor for Management Fees (Note 4)	7,140
Payable to Advisor for Service Fees (Note 4)	1,596
Total Liabilities	8,736
Net Assets	$9,530,991
Net Assets Consist of:
Paid In Capital	$8,789,020
Total Distributable Earnings	741,971
Net Assets	$9,530,991

Institutional Class
Net Assets	$9,530,991
Shares Outstanding
(Unlimited shares authorized)	992,876
Net Asset Value and Offering Price Per Share	$9.60
Redemption Price Per Share ($9.60 x 0.98) (Note 2)	$9.41

Statement of Operations (Unaudited)
For the six month period ended July 31, 2020

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$101,576
Total Investment Income	101,576
Expenses:
Management Fees (Note 4)	43,139
Service Fees (Note 4)	21,569
Total Expenses	64,708
Less: Waived Service Fees (Note 4)	(10,419)
Net Expenses	54,289
Net Investment Income (Loss)	47,287
Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	(290,421)
Net Change In Unrealized Appreciation (Depreciation) on Investments	(1,918,788)
Net Realized and Unrealized Gain (Loss) on Investments	(2,209,209)
Net Increase (Decrease) in Net Assets from Operations	$(2,161,922)

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 8

Walthausen Select Value Fund

Statements of Changes in Net Assets	(Unaudited)
	2/1/2020		2/1/2019
	to		to
	7/31/2020		1/31/2020
From Operations:
Net Investment Income (Loss)	$47,287		$94,911
Net Realized Gain (Loss) on Investments	(290,421)		1,211,975
Net Change in Unrealized Appreciation (Depreciation) on Investments	(1,918,788)		239,842
Increase (Decrease) in Net Assets from Operations	(2,161,922)		1,546,728
From Distributions to Shareholders:
Institutional Class	-		(477,944)
Retail Class (a)	-		(124,961)
R6 Class (b)	-		(14,860)
Change in Net Assets from Distributions	-		(617,765)
From Capital Share Transactions:
Proceeds From Sale of Shares
Institutional Class	3,465,542	(c) (d)	1,938,489
Retail Class (a)	67,731		216,505
R6 Class (b)	5,027		77,033
Proceeds From Redemption Fees (Note 2)
Institutional Class	19		-
Retail Class (a)	330		1,642
R6 Class (b)	-		-
Shares Issued on Reinvestment of Dividends
Institutional Class	-		476,140
Retail Class (a)	-		121,847
R6 Class (b)	-		14,860
Cost of Shares Redeemed
Institutional Class	(1,299,256)		(4,915,183)
Retail Class (a)	(2,125,536)	(c)	(2,024,908)
R6 Class (b)	(218,191)	(d)	(489,012)
Net Increase (Decrease) from Shareholder Activity	(104,334)		(4,582,587)
Net Increase (Decrease) in Net Assets	(2,266,256)		(3,653,624)
Net Assets at Beginning of Period	11,797,247		15,450,871
Net Assets at End of Period	$9,530,991		$11,797,247

Share Transactions:
Issued
Institutional Class	410,703	(c) (d)	163,497
Retail Class (a)	7,562		18,816
R6 Class (b)	534		6,790
Reinvested
Institutional Class	-		39,481
Retail Class (a)	-		10,239
R6 Class (b)	-		1,216
Redeemed
Institutional Class	(142,793)		(431,392)
Retail Class (a)	(261,604)	(c)	(178,042)
R6 Class (b)	(26,678)	(d)	(42,454)
Net Increase (Decrease) in Shares	(12,276)		(411,849)

(a) Retail Class closed on May 15, 2020. Retail Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020.
(b) R6 Class closed on May 15, 2020. R6 Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020.
(c) Includes automatic conversion of Retail Class shares ($1,884,889 representing 234,329 shares) to
Institutional Class shares ($1,884,889 representing 231,160 shares).
(d) Includes automatic conversion of R6 Class shares ($181,806 representing 21,981 shares) to
Institutional Class shares ($181,806 representing 22,297 shares).

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 9

Walthausen Select Value Fund

Financial Highlights - Institutional Class	(Unaudited)
Selected data for a share outstanding throughout the period:	2/1/2020		2/1/2019	2/1/2018		2/1/2017		2/1/2016		2/1/2015
	to		to	to		to		to		to
	7/31/2020		1/31/2020	1/31/2019		1/31/2018		1/31/2017		1/31/2016
Net Asset Value -
Beginning of Period	$11.77		$10.97	$19.22		$16.26		$13.19		$14.70
Net Investment Income (Loss) (a)	0.05		0.10	0.04		0.10		0.06		0.08
Net Gain (Loss) on Investments (Realized and Unrealized) (b)	(2.22)		1.36	(2.17)		3.02		3.08		(1.42)
Total from Investment Operations	(2.17)		1.46	(2.13)		3.12		3.14		(1.34)
Distributions (From Net Investment Income)	-		(0.22)	-		(0.11)		(0.07)		(0.07)
Distributions (From Capital Gains)	-		(0.44)	(6.12)		(0.05)		-		(0.10)
Total Distributions	-		(0.66)	(6.12)		(0.16)		(0.07)		(0.17)
Proceeds from Redemption Fee (Note 2)	-	+	-	-	+	-	+	-	+	-	+
Net Asset Value -
End of Period	$9.60		$11.77	$10.97		$19.22		$16.26		$13.19
Total Return (c)	(18.44)%	*	13.19%	(7.07)%		19.23%		23.78%		(9.23)%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$9,531		$8,534	$10,463		$68,955		$35,158		$48,191
Before Reimbursement
Ratio of Expenses to Average Net Assets	1.35%	**	1.35%	1.35%		1.35%		1.42%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.72%	**	0.62%	-0.03%		0.33%		0.19%		0.31%
After Reimbursement
Ratio of Expenses to Average Net Assets	1.10%	**	1.10%	1.10%		1.10%		1.17%		1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.97%	**	0.87%	0.22%		0.58%		0.44%		0.56%
Portfolio Turnover Rate	30.96%	*	49.95%	39.38%		63.12%		62.38%		62.54%

* Not Annualized.
** Annualized.
+ Amount less than $0.005 per share.
(a) Per share amounts were calculated using the average shares method.
(b) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(c) Total return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

2020 Semi-Annual Report 10

NOTES TO FINANCIAL STATEMENTS
WALTHAUSEN SELECT VALUE FUND
July 31, 2020
(UNAUDITED)

1.) ORGANIZATION
Walthausen Select Value Fund (the “Fund”) was organized as a diversified series of the Walthausen Funds (the “Trust”) on December 1, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized in Ohio as a business trust on October 10, 2007 and may offer an unlimited number of shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies. As of July 31, 2020, there are two series authorized by the Trust. The Fund currently offers Institutional Class shares. Retail Class shares were offered from December 27, 2010 through May 15, 2020. Retail Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. R6 Class shares were offered from November 1, 2016 through May 15, 2020. R6 Class shares of record as of May 15, 2020, were exchanged for Institutional Class shares effective May 15, 2020. The Institutional Class commenced operations on December 27, 2010. Prior to January 30, 2013 the Institutional Class was named the Investor Class. While the Fund does not currently charge any Rule 12b-1 distribution fees, the Fund does reserve the right to pay or accrue such fees upon notice to shareholders. The Fund’s investment objective is to seek long-term capital appreciation. The investment advisor to the Fund is Walthausen & Co., LLC (the “Advisor”).

2.) SIGNIFICANT ACCOUNTING POLICIES
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the significant accounting policies described in this section.

SECURITY VALUATION
All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES
The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years. The Fund identifies its major tax jurisdictions as U.S. Federal and State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six month period ended July 31, 2020, the Fund did not incur any interest or penalties.

SHARE VALUATION
The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the NAV per share, except that shares of the Fund are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less. During the six month period ended July 31, 2020, proceeds from redemption fees amounted to $19, $330 and $0 for Institutional Class shares, Retail Class shares and R6 Class shares, respectively.

2020 Semi-Annual Report 11

Notes to Financial Statements (Unaudited) - continued

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deductions. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or NAV per share of the Fund.

USE OF ESTIMATES
The financial statements are prepared in accordance with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

OTHER
The Fund records security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income, if any, is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on the sale of investment securities. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs. Additionally, the Fund may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits. In such instances, the excess portion of such distributions are classified as a return of capital. Annually, income or loss from each MLP is reclassified upon receipt of the MLP’s tax reporting document. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis.

Class specific expenses are borne by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3.) SECURITIES VALUATIONS
The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to

2020 Semi-Annual Report 12

Notes to Financial Statements (Unaudited) - continued

the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks including real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid price, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at the net asset value provided by the funds and are classified as level 1 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of July 31, 2020:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$9,044,101	$0	$0	$9,044,101
Real Estate Investment Trusts	330,160	0	0	330,160
Money Market Funds	153,756	0	0	153,756
Total	$9,528,017	$0	$0	$9,528,017

Refer to the Fund’s Schedule of Investments for a listing of securities by industry. The Fund did not hold any level 3 assets during the six month period ended July 31, 2020.

The Fund did not invest in any derivative instruments during the six month period ended July 31, 2020.

4.) INVESTMENT ADVISORY AGREEMENT AND RELATED PARTY TRANSACTIONS
The Trust, on behalf of the Fund, has entered into an investment advisory agreement (“Management Agreement”) with the Advisor. The Advisor manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees, and, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the Fund. For its services, the Advisor receives an investment management fee equal to 0.90% of the average daily net assets of the Fund. Prior to November 1, 2016, the Advisor received an investment management fee equal to

2020 Semi-Annual Report 13

Notes to Financial Statements (Unaudited) - continued

1.00% of the average daily net assets of the Fund. For the six month period ended July 31, 2020, the Advisor earned management fees totaling $43,139, of which $7,140 was due to the Advisor at July 31, 2020.

Under the terms of the Services Agreement between the Trust, on behalf of the Fund, and the Advisor (the “Services Agreement”), the Advisor renders administrative and supervisory services to the Fund, provides the services of a chief compliance officer and assumes and pays all ordinary expenses of the Fund, excluding management fees, any 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of acquired funds, extraordinary or non-recurring expenses as may arise, including litigation to which the Fund may be a party and indemnification of the Trust’s Trustees and officers. For its services, the Advisor receives service fees equal to an annual rate of 0.45% of the Fund’s average daily net assets up to $100 million, 0.25% of the Fund’s average daily net assets between $100 million and $500 million, and 0.15% of such assets in excess of $500 million. The Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the Institutional Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 1.10% of its average daily net assets through May 31, 2021. The Advisor may not terminate the fee waiver before May 31, 2021. Prior to June 1, 2017 the Advisor had contractually agreed to waive, for the Institutional Class shares, 0.25% of the applicable Services Agreement fees for the class’ average daily net assets up to $100 million. Also, the Advisor has contractually agreed to waive Services Agreement fees to the extent necessary to maintain total annual operating expenses of the R6 Class Shares, excluding brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), the cost of acquired funds and extraordinary expenses at 0.98% of its average daily net assets through May 15, 2020, the date outstanding shares were exchanged for Institutional Class shares.

For the six month period ended July 31, 2020, the Advisor earned service fees of $21,569, of which $1,596 was due to the Advisor at July 31, 2020. Service fees in the amount of $10,166 and $253 were waived with no recapture provision for the six month period ended July 31, 2020 for the Institutional Class and Retail Class, respectively.

Certain officers and a shareholder of the Advisor are also officers and/or a Trustee of the Trust. These individuals may receive benefits from the Advisor resulting from management and services fees paid to the Advisor by the Fund.

The Trustees who are not interested persons of the Fund were each paid $2,000, for a total of $6,000, in Trustees’ fees plus travel and related expenses for the six month period ended July 31, 2020 for their services to the Fund. The Advisor pays these fees pursuant to the Services Agreement.

5.) DISTRIBUTION AND SHAREHOLDER SERVICING PLAN
The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the Distribution Plan, the Fund compensates the Advisor for services rendered and expenses borne in connection with brokerage platform fees. This Distribution Plan provides that the Fund may pay the annual rate of up to 0.25% of the average daily net assets of the Fund’s Retail Class shares. These activities include reimbursement to entities for providing distribution and shareholder servicing with respect to the Fund’s shares. Effective June 1, 2013, the Fund does not currently pay or accrue any distribution fees; however, the Fund reserves the right to pay or accrue such fees in the future upon notice to shareholders.

6.) PURCHASES AND SALES OF SECURITIES
For the six month period ended July 31, 2020, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $3,008,590 and $3,146,923, respectively. Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.) CONTROL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund under Section 2(a)(9) of the 1940 Act. As of July 31, 2020, NFS, LLC, located in New York, New York, for the benefit of its clients, held, in aggregate, 50.99% of the Fund shares, and therefore may be deemed to control the Fund.

2020 Semi-Annual Report 14

Notes to Financial Statements (Unaudited) - continued

8.) TAX MATTERS
For Federal income tax purposes, the cost of investments owned at July 31, 2020 was $8,702,490. At July 31, 2020, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$1,648,133	($822,606)	$825,527

Distributions paid from Institutional Class:

	Six Months Ended	Fiscal Year Ended
	July 31, 2020	January 31, 2020
Ordinary Income	$ -0-	$ 174,768
Long-Term Capital Gain	-0-	303,176
	$ -0-	$ 477,944

9.) CONCENTRATION OF SECTOR RISK
If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of July 31, 2020, the Fund had 30.01% of the value of its net assets invested in stocks within the Financials sector.

10.) COVID-19 RISKS
Unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues; and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen. An outbreak of infectious respiratory illness known as COVID-19, which is caused by a novel coronavirus (SARS-CoV-2), was first detected in China in December 2019 and subsequently spread globally. This coronavirus has resulted in, among other things, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, significant disruptions to business operations, market closures, cancellations and restrictions, supply chain disruptions, lower consumer demand, and significant volatility and declines in global financial markets, as well as general concern and uncertainty. The impact of COVID-19 has adversely affected, and other infectious illness outbreaks that may arise in the future could adversely affect, the economies of many nations and the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

11.) SUBSEQUENT EVENTS
Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment to or disclosure in the financial statements.

2020 Semi-Annual Report 15

This page was intentionally left blank.

2020 Semi-Annual Report 16

This page was intentionally left blank.

2020 Semi-Annual Report 17

Board of Trustees
Edward A. LaVarnway
John P. Mastriani
Hany A. Shawky
John B. Walthausen

Investment Advisor and Administrator
Walthausen & Co., LLC

Legal Counsel
Thompson Hine LLP

Custodian
US Bank, N.A.

Dividend Paying Agent,
Shareholders' Servicing Agent,
Transfer Agent
Ultimus Fund Solutions, LLC

Sub-Administrator
Premier Fund Solutions, Inc.

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.

Distributor
Rafferty Capital Markets, LLC

This report is provided for the general information of the shareholders of the Walthausen
Select Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

WALTHAUSEN SELECT VALUE FUND
2691 Route 9, Suite 102
Malta, NY 12020

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Investments.

(a) Not applicable. Schedule filed with Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The Registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a -3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a -15(b) or 240.15d -15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics. Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/ John B. Walthausen John B. Walthausen President Date: 10/01/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John B. Walthausen John B. Walthausen President Date: 10/01/2020

By: /s/ Stanley M. Westhoff Jr. Stanley M. Westhoff Jr. Chief Financial Officer Date: 10/1/2020